Schedule of Investments (unaudited) April 30, 2023	iShares Developed Real Estate Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Diversified REITs — 6.6%
Abacus Property Group	760,786	$1,347,094
ABRDN Property Income Trust Ltd.	517,957	358,018
Activia Properties, Inc.	1,091	3,179,017
Alexander & Baldwin, Inc.	101,249	1,947,018
American Assets Trust, Inc.	71,385	1,299,207
Argosy Property Ltd.	1,353,664	938,267
Armada Hoffler Properties, Inc.	92,739	1,086,901
Artis Real Estate Investment Trust	115,418	599,729
British Land Co. PLC	1,359,010	6,847,019
Broadstone Net Lease, Inc.	254,715	4,118,742
Charter Hall Long Wale REIT	970,848	2,810,392
Cromwell European Real Estate Investment Trust	467,100	792,634
CT Property Trust Ltd.	377,996	314,612
Custodian Property Income Reit PLC	605,600	719,228
Daiwa House REIT Investment Corp.	3,123	6,644,708
Empire State Realty Trust, Inc., Class A(a)	176,790	1,080,187
Essential Properties Realty Trust, Inc.	206,054	5,099,837
Global Net Lease, Inc.	157,082	1,768,743
Goodman Property Trust	1,599,235	2,162,982
GPT Group	2,808,097	8,257,270
Growthpoint Properties Australia Ltd.	402,367	872,192
H&R Real Estate Investment Trust	392,616	3,404,981
Hankyu Hanshin REIT, Inc.	1,031	1,104,876
Heiwa Real Estate REIT, Inc.	1,399	1,638,565
Hulic REIT, Inc.	1,839	2,118,904
ICADE	48,953	2,299,122
Land Securities Group PLC	1,080,097	9,165,519
Lar Espana Real Estate Socimi SA	101,629	574,483
Lendlease Global Commercial REIT	2,654,156	1,396,388
LXI REIT PLC	2,180,820	2,892,614
Merlin Properties Socimi SA	481,694	4,259,042
Mirvac Group	5,773,946	9,269,641
Nippon REIT Investment Corp.	634	1,488,262
Nomura Real Estate Master Fund, Inc.	6,575	7,693,446
NTT UD REIT Investment Corp.	1,994	1,921,717
OUE Commercial Real Estate Investment Trust	3,055,700	746,041
Picton Property Income Ltd.	858,219	823,552
Schroder Real Estate Investment Trust Ltd.	745,536	435,866
Sekisui House REIT, Inc.	6,031	3,418,606
Star Asia Investment Corp.	2,496	1,021,689
Stockland	3,496,181	10,363,993
Stride Property Group	715,830	571,471
Sunlight Real Estate Investment Trust	1,651,000	640,230
Suntec Real Estate Investment Trust	3,055,900	3,097,716
Takara Leben Real Estate Investment Corp.	935	628,797
Tokyu REIT, Inc.	1,342	1,792,822
United Urban Investment Corp.	4,289	4,762,159
WP Carey, Inc.	305,391	22,660,012

		152,434,311

Health Care Providers & Services — 0.1%
Chartwell Retirement Residences(a)	340,676	2,227,840

Health Care REITs — 7.3%
Aedifica SA	57,616	4,812,774
Assura PLC	4,259,320	2,724,627
CareTrust REIT, Inc.	142,017	2,767,911
Cofinimmo SA	47,818	4,568,277
Community Healthcare Trust, Inc.	35,005	1,252,829
Health Care & Medical Investment Corp.	545	655,048
Healthcare Realty Trust, Inc.	554,589	10,969,770

Security	Shares	Value

Health Care REITs (continued)
Healthpeak Properties, Inc.	799,410	$17,563,038
Impact Healthcare REIT PLC	519,208	639,465
LTC Properties, Inc.	59,238	1,981,511
Medical Properties Trust, Inc.	869,935	7,629,330
National Health Investors, Inc.	61,390	3,055,380
NorthWest Healthcare Properties Real Estate Investment Trust	314,559	1,892,206
Omega Healthcare Investors, Inc.	343,748	9,198,697
Parkway Life Real Estate Investment Trust(a)	578,500	1,684,840
Physicians Realty Trust	327,623	4,724,324
Primary Health Properties PLC	1,903,209	2,553,046
Sabra Health Care REIT, Inc.	333,098	3,797,317
Target Healthcare REIT PLC	975,902	946,831
Universal Health Realty Income Trust	18,886	821,541
Ventas, Inc.	584,087	28,065,380
Vital Healthcare Property Trust	705,445	1,017,367
Welltower, Inc.	692,176	54,834,183

		168,155,692

Hotel & Resort REITs — 2.7%
Apple Hospitality REIT, Inc.	315,559	4,698,673
CapitaLand Ascott Trust	3,188,585	2,588,825
CDL Hospitality Trusts	1,243,654	1,179,684
DiamondRock Hospitality Co.	300,780	2,439,326
Far East Hospitality Trust	1,449,600	675,106
Hoshino Resorts REIT, Inc.	382	1,989,393
Host Hotels & Resorts, Inc.	1,035,557	16,744,957
Hotel Property Investments Ltd.	308,612	700,800
Invincible Investment Corp.	7,121	3,074,545
Japan Hotel REIT Investment Corp.	6,494	3,669,065
Park Hotels & Resorts, Inc.	323,416	3,897,163
Pebblebrook Hotel Trust(a)	181,274	2,579,529
RLJ Lodging Trust	235,395	2,377,489
Ryman Hospitality Properties, Inc.	78,410	7,030,241
Service Properties Trust	236,958	2,078,122
Summit Hotel Properties, Inc.	160,964	1,036,608
Sunstone Hotel Investors, Inc.	304,189	2,898,921
Xenia Hotels & Resorts, Inc.	164,027	2,076,582

		61,735,029

Household Durables — 0.7%
Sekisui House Ltd.	811,600	16,685,394

Industrial REITs — 15.3%
Advance Logistics Investment Corp.	1,034	1,048,056
AIMS APAC REIT(a)	803,800	828,071
Americold Realty Trust, Inc.	395,540	11,704,029
ARGAN SA	15,214	1,186,977
CapitaLand Ascendas REIT	4,977,159	10,710,465
Centuria Industrial REIT	753,047	1,566,040
CRE Logistics REIT, Inc.	796	1,096,050
Dexus Industria REIT	321,354	595,463
Dream Industrial Real Estate Investment Trust(a)	364,306	3,990,332
EastGroup Properties, Inc.	60,708	10,111,524
ESR-LOGOS REIT(a)	8,384,335	2,046,737
First Industrial Realty Trust, Inc.	194,315	10,195,708
Frasers Logistics & Commercial Trust	4,134,800	4,196,570
GLP J-REIT	6,521	7,450,731
Granite Real Estate Investment Trust	87,982	5,471,722
Industrial & Infrastructure Fund Investment Corp.	2,761	3,164,152
Innovative Industrial Properties, Inc.	39,824	2,729,935
Intervest Offices & Warehouses NV	39,021	805,769
Japan Logistics Fund, Inc.	1,295	3,075,421
LaSalle Logiport REIT	2,630	3,124,446

1

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares Developed Real Estate Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Industrial REITs (continued)
LondonMetric Property PLC	1,419,421	$3,442,449
LXP Industrial Trust	401,992	3,778,725
Mapletree Industrial Trust	2,784,110	4,976,923
Mapletree Logistics Trust	4,745,509	6,210,299
Mitsubishi Estate Logistics REIT Investment Corp.	708	2,171,181
Mitsui Fudosan Logistics Park, Inc.	769	2,889,573
Montea NV	22,037	1,930,728
Nippon Prologis REIT, Inc.	3,485	7,939,080
Prologis, Inc.	1,348,045	168,842,636
Rexford Industrial Realty, Inc.	286,096	15,955,574
Segro PLC	1,758,828	18,516,808
SOSiLA Logistics REIT, Inc.	1,085	1,078,978
STAG Industrial, Inc.	262,009	8,874,245
Terreno Realty Corp.	117,405	7,230,974
Tritax Big Box REIT PLC	2,704,729	5,284,379
Urban Logistics REIT PLC	662,694	1,177,637
Warehouse Reit PLC	599,823	824,687
Warehouses De Pauw CVA	229,058	6,849,219

		353,072,293

Office REITs — 7.1%
Alexandria Real Estate Equities, Inc.	251,339	31,211,277
Allied Properties Real Estate Investment Trust	182,447	3,067,604
Boston Properties, Inc.	230,276	12,287,527
Brandywine Realty Trust	243,390	956,523
Centuria Office REIT	672,943	636,906
Champion REIT	3,094,000	1,291,464
CLS Holdings PLC	253,493	431,991
Corporate Office Properties Trust	166,432	3,809,628
Cousins Properties, Inc.	223,213	4,868,275
Covivio SA	72,341	4,113,232
Cromwell Property Group	2,216,356	839,853
Daiwa Office Investment Corp.	388	1,686,564
Derwent London PLC	160,761	4,853,386
Dexus	1,576,660	8,171,805
Douglas Emmett, Inc.	252,692	3,254,673
Easterly Government Properties, Inc.	134,382	1,890,755
Gecina SA	75,592	8,415,100
Global One Real Estate Investment Corp.	1,538	1,190,071
Great Portland Estates PLC	316,884	2,124,632
Highwoods Properties, Inc.	152,108	3,486,315
Hudson Pacific Properties, Inc.	198,251	1,102,276
Ichigo Office REIT Investment Corp.	1,711	1,107,273
Inmobiliaria Colonial Socimi SA	505,244	3,229,762
Japan Excellent, Inc.	1,776	1,519,679
Japan Prime Realty Investment Corp.	1,347	3,502,428
Japan Real Estate Investment Corp.	1,905	7,548,369
JBG SMITH Properties	157,039	2,240,947
Kenedix Office Investment Corp.	1,107	2,447,387
Keppel Pacific Oak U.S. REIT	1,218,200	438,552
Keppel REIT	3,163,300	2,068,727
Kilroy Realty Corp.	171,082	5,002,438
Manulife U.S. Real Estate Investment Trust	2,587,900	464,789
Mirai Corp.	2,508	837,576
Mori Hills REIT Investment Corp.	2,349	2,654,831
Mori Trust Sogo REIT, Inc.	3,741	1,968,965
Nippon Building Fund, Inc.	2,230	9,350,872
NSI NV	28,900	663,967
Office Properties Income Trust	67,840	442,317
One REIT, Inc.	347	613,970
Orix JREIT, Inc.	3,798	4,909,643
Paramount Group, Inc.	269,877	1,168,567
Piedmont Office Realty Trust, Inc., Class A	177,343	1,154,503

Security	Shares	Value

Office REITs (continued)
Precinct Properties New Zealand Ltd.	1,952,162	$1,496,949
Prime U.S. REIT	971,400	253,244
Prosperity REIT	1,875,000	454,815
Regional REIT Ltd.(b)	686,480	478,817
Sankei Real Estate, Inc.	723	445,320
SL Green Realty Corp.	90,583	2,144,100
Vornado Realty Trust	261,876	3,930,759
Workspace Group PLC	209,133	1,254,741

		163,484,164

Real Estate Management & Development — 13.6%
Abrdn European Logistics Income PLC(b)	633,525	568,291
ADLER Group SA(a)(b)(c)	150,551	91,573
Aeon Mall Co. Ltd.	176,200	2,375,623
Allreal Holding AG, Registered Shares	21,244	3,769,940
Amot Investments Ltd.	245,769	1,302,448
Aroundtown SA(a)	1,030,392	1,403,799
Atrium Ljungberg AB, B Shares	63,195	1,175,275
Azrieli Group Ltd.	53,581	3,124,638
Balanced Commercial Property Trust Ltd.	867,551	898,372
CA Immobilien Anlagen AG(c)	60,227	1,747,285
Capitaland Investment Ltd.	3,724,300	10,425,148
Castellum AB(a)	372,467	4,527,748
Catena AB	49,815	1,910,916
Cibus Nordic Real Estate AB	68,787	735,749
City Developments Ltd.	676,200	3,537,398
Citycon OYJ	116,240	878,334
CK Asset Holdings Ltd.	2,861,000	16,917,441
Corem Property Group AB, B Shares	944,296	749,369
Deutsche EuroShop AG	16,628	375,592
Deutsche Wohnen SE	70,491	1,596,092
DIC Asset AG	73,318	558,112
Dios Fastigheter AB	127,625	910,791
Entra ASA(b)	87,802	892,210
Fabege AB	362,268	2,905,281
Fastighets AB Balder, B Shares(c)	901,242	4,196,016
Grainger PLC	1,051,816	3,418,356
Grand City Properties SA	148,344	1,238,899
Heiwa Real Estate Co. Ltd.	46,500	1,330,574
Helical PLC	147,028	554,332
Hiag Immobilien Holding AG	5,970	555,197
Hongkong Land Holdings Ltd.	1,630,600	7,256,879
Hufvudstaden AB, A Shares	154,959	2,209,703
Hulic Co. Ltd.	597,000	5,140,201
Hysan Development Co. Ltd.	902,000	2,549,093
Intershop Holding AG	1,601	1,124,202
Kennedy-Wilson Holdings, Inc.	174,195	2,922,992
Kojamo OYJ	287,388	3,568,376
LEG Immobilien SE	109,035	6,786,692
Lifestyle Communities Ltd.	139,808	1,582,932
Mitsubishi Estate Co. Ltd.	1,629,900	20,087,378
Mitsui Fudosan Co. Ltd.	1,331,200	26,440,304
Mobimo Holding AG, Registered Shares	10,522	2,821,877
New World Development Co. Ltd.	2,077,507	5,540,454
Nomura Real Estate Holdings, Inc.	156,900	3,909,794
NP3 Fastigheter AB	39,105	752,728
Nyfosa AB	274,715	1,882,589
Pandox AB	132,221	1,575,471
Peach Property Group AG(a)	18,806	293,788
Phoenix Spree Deutschland Ltd.	139,779	354,848
Platzer Fastigheter Holding AB, Class B	87,579	737,852
PSP Swiss Property AG, Registered Shares	66,155	7,790,489
Sagax AB, Class B	253,026	6,206,414

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares Developed Real Estate Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Real Estate Management & Development (continued)
Samhallsbyggnadsbolaget i Norden AB(a)	1,619,408	$1,904,920
Shurgard Self Storage Ltd.(a)	37,783	1,953,633
Sino Land Co. Ltd.	5,543,405	7,470,133
Sirius Real Estate Ltd.	1,660,941	1,681,391
Stendorren Fastigheter AB(a)(c)	24,735	486,138
StorageVault Canada, Inc.(a)	341,362	1,458,823
Sumitomo Realty & Development Co. Ltd.	575,100	13,428,144
Sun Hung Kai Properties Ltd.	2,081,500	28,981,310
Swire Properties Ltd.	1,522,200	4,091,267
Swiss Prime Site AG, Registered Shares	111,063	10,053,380
TAG Immobilien AG	218,440	1,870,483
Tokyo Tatemono Co. Ltd.	285,800	3,619,655
Tricon Residential, Inc.	351,302	2,815,913
Tritax EuroBox PLC(b)	1,189,270	979,695
UK Commercial Property REIT Ltd.	1,062,773	717,489
UOL Group Ltd.	714,300	3,726,413
VGP NV	14,601	1,528,575
Vonovia SE	1,036,899	22,488,808
Wallenstam AB, B Shares	494,788	1,963,359
Wharf Real Estate Investment Co. Ltd.	2,257,000	13,015,474
Wihlborgs Fastigheter AB	384,976	3,111,738

		313,552,596

Residential REITs — 13.3%
Advance Residence Investment Corp.	1,864	4,836,339
American Homes 4 Rent, Class A	450,966	14,999,129
Apartment Income REIT Corp.	215,948	7,985,757
Apartment Investment and Management Co., Class A	217,771	1,705,147
AvalonBay Communities, Inc.	204,357	36,859,872
Boardwalk Real Estate Investment Trust	54,950	2,352,364
Camden Property Trust	151,674	16,691,724
Canadian Apartment Properties REIT	247,739	9,075,017
Centerspace	21,626	1,219,274
Civitas Social Housing PLC	989,821	663,030
Comforia Residential REIT, Inc.	968	2,421,760
Daiwa Securities Living Investments Corp.	3,016	2,564,362
Elme Communities	125,360	2,159,953
Empiric Student Property PLC	861,429	1,000,323
Equity LifeStyle Properties, Inc.	259,792	17,899,669
Equity Residential	541,808	34,269,356
Essex Property Trust, Inc.	94,017	20,658,355
Home Invest Belgium SA	12,696	274,472
Home Reit PLC(d)	1,048,527	444,552
Independence Realty Trust, Inc.	329,032	5,478,383
Ingenia Communities Group	555,304	1,582,709
InterRent Real Estate Investment Trust	188,785	1,805,848
Invitation Homes, Inc.	892,801	29,792,769
Irish Residential Properties REIT PLC	656,178	746,741
Kenedix Residential Next Investment Corp.	1,522	2,387,805
Killam Apartment Real Estate Investment Trust	171,901	2,135,361
Mid-America Apartment Communities, Inc.	167,960	25,832,248
NexPoint Residential Trust, Inc.	33,713	1,447,299
Nippon Accommodations Fund, Inc.	668	3,247,161
PRS REIT PLC	783,193	848,448
Residential Secure Income PLC(b)	241,637	201,642
Samty Residential Investment Corp.	616	524,486
Starts Proceed Investment Corp.	404	684,121
Sun Communities, Inc.	177,974	24,725,928
Triple Point Social Housing REIT PLC(b)	508,095	300,437
UDR, Inc.	479,560	19,820,215
UNITE Group PLC	460,893	5,561,262

Security	Shares	Value

Residential REITs (continued)
Veris Residential, Inc.(c)	123,500	$2,019,225
Xior Student Housing NV	41,910	1,331,005

		308,553,548

Retail REITs — 16.3%
Acadia Realty Trust	113,887	1,538,613
AEON REIT Investment Corp.	2,574	2,950,959
Agree Realty Corp.	127,141	8,644,317
Ascencio	8,010	444,411
Brixmor Property Group, Inc.	435,490	9,289,002
BWP Trust	734,797	1,894,108
Capital & Counties Properties PLC	2,017,518	2,986,838
CapitaLand Integrated Commercial Trust	7,410,639	11,315,588
Carmila SA	85,324	1,444,163
Charter Hall Retail REIT	737,596	1,898,664
Choice Properties Real Estate Investment Trust	370,566	4,004,197
Crombie Real Estate Investment Trust	151,693	1,726,469
Eurocommercial Properties NV	76,133	1,825,814
Federal Realty Investment Trust	118,063	11,675,250
First Capital Real Estate Investment Trust	310,385	3,644,850
Fortune Real Estate Investment Trust	1,984,000	1,659,750
Frasers Centrepoint Trust	1,585,705	2,634,920
Frontier Real Estate Investment Corp.	715	2,583,271
Fukuoka REIT Corp.	1,121	1,346,894
Getty Realty Corp.	56,967	1,898,710
Hamborner REIT AG	110,069	868,291
Hammerson PLC	5,845,768	2,061,476
HomeCo Daily Needs REIT	2,507,567	2,004,512
Immobiliare Grande Distribuzione SIIQ SpA	88,873	290,760
InvenTrust Properties Corp.	97,441	2,197,295
Japan Metropolitan Fund Invest	10,079	7,379,999
Kenedix Retail REIT Corp.	899	1,617,495
Kimco Realty Corp.	883,529	16,954,922
Kite Realty Group Trust	317,756	6,583,904
Kiwi Property Group Ltd.	2,360,650	1,346,091
Klepierre SA	275,121	6,968,848
Link REIT	3,706,021	24,240,661
Macerich Co.	308,868	3,085,591
Mapletree Pan Asia Commercial Trust	3,403,347	4,508,239
Mercialys SA	133,949	1,346,908
National Retail Properties, Inc.	266,182	11,578,917
Necessity Retail REIT, Inc.	198,859	1,095,713
NETSTREIT Corp.	81,506	1,485,039
NewRiver REIT PLC	508,276	517,409
PARAGON REIT	1,572,015	1,103,411
Phillips Edison & Co., Inc.	171,415	5,406,429
Primaris Real Estate Investment Trust	147,843	1,457,861
Realty Income Corp.	918,296	57,705,721
Regency Centers Corp.	250,883	15,411,743
Region RE Ltd.	1,665,913	2,726,199
Retail Estates NV	16,949	1,255,729
Retail Opportunity Investments Corp.	181,337	2,362,821
RioCan Real Estate Investment Trust	440,530	6,821,655
RPT Realty	115,590	1,074,987
Scentre Group	7,556,803	14,502,220
Simon Property Group, Inc.	477,297	54,087,296
SITE Centers Corp.	283,724	3,501,154
SmartCentres Real Estate Investment Trust	189,680	3,665,219
Spirit Realty Capital, Inc.	203,529	7,827,725
Starhill Global REIT	2,030,700	800,479
Supermarket Income Reit PLC	1,781,546	1,960,392

3

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares Developed Real Estate Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Retail REITs (continued)
Tanger Factory Outlet Centers, Inc.	150,207	$2,945,559
Unibail-Rodamco-Westfield(a)(c)	148,592	7,968,396
Urban Edge Properties	170,179	2,496,526
Vastned Retail NV	27,618	629,197
Vicinity Ltd.	5,530,485	7,731,449
Waypoint REIT Ltd.	1,007,877	1,750,449
Wereldhave NV	59,316	910,949

		377,642,424

Specialized REITs — 15.8%
Arena REIT	486,776	1,210,086
Big Yellow Group PLC	245,807	3,783,686
Charter Hall Social Infrastructure REIT	511,053	1,028,057
CubeSmart	327,271	14,887,558
Digital Realty Trust, Inc.	419,764	41,619,601
EPR Properties	109,628	4,599,991
Equinix, Inc.	135,228	97,915,890
Extra Space Storage, Inc.	193,849	29,472,802
Four Corners Property Trust, Inc.	120,979	3,086,174
Gaming and Leisure Properties, Inc.	357,152	18,571,904
Keppel DC REIT(a)	1,882,891	3,044,372
Life Storage, Inc.	123,050	16,535,459
National Storage Affiliates Trust	125,283	4,829,660
National Storage REIT	1,676,188	2,791,824
Public Storage	228,790	67,454,156
Safehold, Inc.	60,433	1,675,203
Safestore Holdings PLC	307,488	3,832,938
VICI Properties, Inc.	1,466,901	49,786,620

		366,125,981

Total Long-Term Investments — 98.8% (Cost: $2,283,749,464)		2,283,669,272

Security	Shares	Value

Short-Term Securities

Money Market Funds — 1.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.02%(e)(f)(g)	19,386,691	$19,392,507
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.75%(e)(f)	13,020,890	13,020,890

Total Short-Term Securities — 1.4% (Cost: $32,413,325)		32,413,397

Total Investments — 100.2% (Cost: $2,316,162,789)		2,316,082,669

Liabilities in Excess of Other Assets — (0.2)%		(5,401,907)

Net Assets — 100.0%		$2,310,680,762

(a)	All or a portion of this security is on loan.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Non-income producing security.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 01/31/23	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/23	Shares Held at 04/30/23	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$17,080,829	$2,314,871	(a)	$—	$3,598	$(6,791)	$19,392,507	19,386,691	$86,933	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	11,345,597	1,675,293	(a)	—	—	—	13,020,890	13,020,890	181,103		—

					$3,598	$(6,791)	$32,413,397		$268,036		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares Developed Real Estate Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Nikkei 225 Index	22	06/08/23	$2,339	$63,550
SPI 200 Index	30	06/15/23	3,659	33,882
Dow Jones U.S. Real Estate Index	625	06/16/23	20,794	484,033

				$581,465

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks
Diversified REITs	$45,509,720	$106,924,591	$—	$152,434,311
Health Care Providers & Services	2,227,840	—	—	2,227,840
Health Care REITs	152,864,340	15,291,352	—	168,155,692
Hotel & Resort REITs	47,857,611	13,877,418	—	61,735,029
Household Durables	—	16,685,394	—	16,685,394
Industrial REITs	251,693,497	101,378,796	—	353,072,293
Office REITs	88,908,133	74,576,031	—	163,484,164
Real Estate Management & Development	15,251,861	298,300,735	—	313,552,596
Residential REITs	281,946,773	26,162,223	444,552	308,553,548
Retail REITs	255,733,208	121,909,216	—	377,642,424
Specialized REITs	350,435,018	15,690,963	—	366,125,981
Short-Term Securities
Money Market Funds	32,413,397	—	—	32,413,397

	$1,524,841,398	$790,796,719	$444,552	$2,316,082,669

Derivative Financial Instruments(a)
Assets
Equity Contracts	$484,033	$97,432	$—	$581,465

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

5

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares Developed Real Estate Index Fund

Portfolio Abbreviation

CVA	Certificaten Van Aandelen (Dutch Certificate)

REIT	Real Estate Investment Trust

S C H E D U L E O F I N V E S T M E N T S	6